Investments (Components Of Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	$ 93,862	$ 84,079
AerDragon [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	41,161	36,473
Equity investment, ownership percentage	25.00%	25.00%
AerLift [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	51,721	46,456
Equity investment, ownership percentage	40.00%	40.00%
AerData [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	$ 980	$ 1,150
Equity investment, ownership percentage	43.00%	43.00%